Long-term investments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Investments [Line Items]
Subtotal	$ 170,726	¥ 1,200,000	¥ 1,200,000
Less: Impairment loss	156,938	1,103,089	1,102,938
Total	13,788	96,911	97,062
Investment 1 [Member]
Schedule of Investments [Line Items]
Subtotal	85,363	600,000	600,000
Investment 2 [Member]
Schedule of Investments [Line Items]
Subtotal	$ 85,363	¥ 600,000	¥ 600,000